Expense Example {- Fidelity Sustainable Intermediate Municipal Income Fund} - NF_01.31 Fidelity Sustainable Intermediate Municipal Income Fund_Retail Pro-02 - Fidelity Sustainable Intermediate Municipal Income Fund - Fidelity Sustainable Intermediate Municipal Income Fund
May 20, 2022 USD ($)
Expense Example:
1 year	$ 38
3 years	$ 230